Financial result and exchange gains(losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial result and exchange gains/(losses)
Interest income	$ 24,741	$ 3,489	$ 5,119
Net gain on cash equivalents & current financial assets held at fair value through profit or loss and cash equivalents	2,924	144	1,340
Financial income	27,665	3,633	6,459
Net loss on cash equivalents & current financial assets held at fair value through profit or loss and cash equivalents	(1,713)	(3,482)	(7,559)
Other financial expense	(2,193)	(1,096)	(401)
Financial expense	(3,906)	(4,578)	(7,960)
Realized exchange gains/(losses)	(3,743)	15	(443)
Unrealized exchange gains/(losses)	(28,989)	(50,068)	(125,791)
Exchange gains/(losses)	$ (32,732)	$ (50,053)	$ (126,234)